SCHEDULE OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Lease liabilities gross	$ 73,238	$ 93,777
Less: Amount due for settlement with 12 months shown under current liabilities	(32,927)	(40,057)
Amount due for settlement after 12 months shown under non-current liabilities	40,311	53,720
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	32,927	40,057
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	31,788	29,535
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	$ 8,523	$ 24,185